Stockholders' Equity (Deficiency) (Details 9) - Warrant [Member]	12 Months Ended
Jun. 30, 2018 shares
Summary of changes in outstanding warrants
Balance	662,891
Issuance of 2018 Investor Warrants	800,000
Exercise of 2018 Investor Warrants	(25,000)
Issuance of 2018 Agent Warrants	40,000
Warrants issued for services	42,000
Expiry of dividend warrants	(81,250)
Expiry of 2013 Investor Warrants	(10,513)
Balance	1,428,128